Trade and other receivables (Details Narrative) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Trade and other current receivables	$ 1,032,522	$ 815,128
Allowance for expected credit loss	47,691	46,768
Current [member]
IfrsStatementLineItems [Line Items]
Trade and other current receivables	$ 59,757	$ 26,485